Property, Plant and Equipment Disclosure [Text Block] (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	As at December 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Electronic equipment	40,740	46,564	7,423
Furniture	8,643	8,829	1,408
Vehicles	1,168	1,168	186
Leasehold improvements	185,922	190,971	30,445

	236,473	247,532	39,462
Less: accumulated depreciation	136,296	148,457	23,668

Property and equipment, net	100,177	99,075	15,795

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Electronic equipment	35,464	40,740	6,262
Furniture	7,350	8,643	1,328
Vehicles	1,168	1,168	179
Leasehold improvements	141,253	185,922	28,576

	185,235	236,473	36,345
Less: accumulated depreciation	109,562	136,296	20,948

Property and equipment, net	75,673	100,177	15,397